Annual Total Returns [BarChart] - First Trust Energy AlphaDEX Fund - First Trust Energy AlphaDEX Fund	Dec. 01, 2021
Bar Chart Table:
2011	(8.16%)
2012	3.67%
2013	28.66%
2014	(16.01%)
2015	(32.38%)
2016	20.46%
2017	(5.12%)
2018	(24.64%)
2019	(6.84%)
2020	(20.02%)